RELATED PARTY TRANSACTIONS - Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, included within:
Derivative financial instruments	£ 3,857	£ 5,511
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets	591,704	579,837
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Financial liabilities at fair value through profit or loss	5,159	6,537
Derivative financial instruments	5,891	4,643
Debt securities in issue	49,056	48,724
Subordinated liabilities	6,593	8,658	£ 9,242
Total financial liabilities	571,555	555,934
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Derivative financial instruments	1,120	634
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	816	739
Total financial assets	1,936	1,373
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	2,539	1,490
Derivative financial instruments	1,084	939
Debt securities in issue	17,648	17,961
Subordinated liabilities	6,490	5,176
Total financial liabilities	£ 27,761	£ 25,566